Subsequent Events (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	May 02, 2014	Jun. 30, 2014 5% Bridge Notes [Member]	Mar. 31, 2014 5% Bridge Notes [Member]	May 29, 2014 Subscription Agreement [Member] 5% Bridge Notes [Member]	May 29, 2014 Subscription Agreement [Member] 5% Bridge Notes [Member] Emergent Financial Group, Inc. [Member]	May 29, 2014 Subscription Agreement [Member] 5% Bridge Notes [Member] Jerrell Shelton And Gbr Investments Llc [Member]	Jun. 13, 2014 Class A Preferred Stock [Member] 5% Bridge Notes [Member] Emergent Financial Group, Inc. [Member]	Jul. 16, 2014 Subsequent Event [Member]	Jun. 13, 2014 Subsequent Event [Member]	Jun. 13, 2014 Subsequent Event [Member] Emergent Financial Group, Inc. [Member]	May 02, 2014 Subsequent Event [Member] Emergent Financial Group, Inc. [Member]	Jun. 13, 2014 Subsequent Event [Member] Investor [Member]	May 29, 2014 Subsequent Event [Member] Subscription Agreement [Member] 5% Bridge Notes [Member]	Jul. 16, 2014 Subsequent Event [Member] Class A Preferred Stock [Member]	May 02, 2014 Subsequent Event [Member] Class A Preferred Stock [Member]	Jun. 13, 2014 Subsequent Event [Member] Class A Preferred Stock [Member]	Jun. 13, 2014 Subsequent Event [Member] Class A Preferred Stock [Member] Subscription Agreement [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized	2,500,000		2,500,000	2,500,000															800,000
Gross proceeds from issuance of preferred stock and warrants												$ 303,600	$ 839,600
Net proceeds from issuance of preferred stock and warrants												264,100	628,700
Stock issued, shares											163,608							25,300		69,964
Warrants issued to purchase shares	694,376										1,308,864							202,400		559,712
Exercise price of warrants	$ 0.50								$ 0.50		$ 0.50							$ 0.50		$ 0.50	$ 0.50
Preferred Stock, Par Or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001	$ 0.001														$ 0.001
Preferred Stock, Dividends Per Share, Declared	$ 0.96																		$ 0.96
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																					8
Investment Warrants Expiration Date																					Mar. 31, 2019
Debt Instrument, Face Amount			1,793,000				1,793,000
Shares Issued, Price Per Share							$ 12.00
Debt Instrument, Convertible, Conversion Price			$ 10.80				$ 10.80
Debt Conversion, Converted Instrument, Amount	1,766,997	0	4,127,201	0						220,000
Preferred Stock, Shares Outstanding	250,405		0	0									233,572
Class of Warrant or Right, Outstanding	2,003,240		262,856	312,856										638,646		1,868,576
Preferred Stock, Preference Payment Per Share															$ 12.00
Convertible Preferred Stock, Conversion Price Per Dividend																			$ 0.40
Preferred Stock, Redemption Price Per Share																			$ 12.00
Preferred Stock, Liquidation Preference Per Share	$ 12.00																		$ 12
Debt Conversion, Commission Fee, Percentage								3.00%	10.00%
Debt Conversion, Nonaccountable Finance Fee, Percentage								1.00%	3.00%
Legal Fees																	40,000
Debt Conversion, Original Debt, Amount						$ 1,743,000